Cash from operations	9 Months Ended
Sep. 30, 2023
Cash from operations
Cash from operations

26.Cash from operations

	Three months ended		Nine months ended
	September 30, 2023	September 30, 2022*	September 30, 2023	September 30, 2022*
	$’000	$’000	$’000	$’000

Reconciliation:
Loss before taxation	(248,692)	(93,952)	(1,416,741)	(224,048)
Adjustments:
Depreciation of property, plant and equipment (note 6 and 7)	92,594	105,195	302,285	305,558
Amortization of intangible assets (note 6 and 7)	12,337	12,279	38,096	34,615
Net impairment of property, plant and equipment, intangibles fixed assets and prepaid land rent (note 6)	103,429	3,099	108,510	1,768
Loss allowance/(reversal of loss allowance) on trade receivables (note 8)	711	(1,597)	5,225	(3,397)
Impairment of withholding tax receivables (note 7)	10,508	11,422	35,112	39,141
Amortization of prepaid site rent	2,789	2,796	7,918	6,957
Net (gain)/loss on disposal of plant, property and equipment (note 7)	(386)	(134)	(952)	13,650
Insurance income (note 9)	(32)	(70)	(310)	(1,686)
Finance costs (note 11)	261,993	234,223	1,804,222	574,081
Finance income (note 10)	(5,823)	(6,412)	(18,233)	(11,035)
Impairment of inventory	—	—	—	138
Share‑based payment expense (note 7)	2,654	4,127	9,571	9,752
Operating profit before working capital changes	232,082	270,976	874,703	745,494
Changes in working capital
Increase in inventory	(29,221)	(10,373)	(4,683)	(30,094)
(Increase)/decrease in trade and other receivables	(61,968)	12,702	(199,210)	(169,833)
Increase in trade and other payables	93,544	20,885	79,618	132,032
Net movement in working capital	2,355	23,214	(124,275)	(67,895)
Cash from operations	234,437	294,190	750,428	677,599

*re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the GTS SP5 Acquisition in March 2022 and MTN SA Acquisition in May 2022.